Note 2 - Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred an accumulated deficit of $35,801,000 through March 31, 2019 and had a net loss of $3,814,000 and $9,139,000 for the three and nine month ended March 31, 2019, respectively. To date, our revenues and operating cash flows have not been sufficient to sustain our operations and we have relied on debt and equity financing to fund our operations. These factors raise substantial doubt about our ability to continue as a going concern for the twelve months following the filing date of our Quarterly Report on Form 10-Q, May 10, 2019. Our ability to continue as a going concern is dependent upon our ability to raise additional capital on a timely basis until such time as revenues and related cash flows are sufficient to fund our operations.

Management has undertaken steps to improve operations with the goal of sustaining our operations. These steps include (a) developing additional products to serve the Class 1 and Class 2 industrial equipment markets; (b) expand our sales efforts; and (c) improve gross margins. In that regard, we have increased our research and development efforts to focus on completing the development of energy storage solutions that can be used on larger forklifts and have implemented additional marketing efforts. Those efforts have resulted in ongoing evaluations of battery packs on larger forklifts and ground support equipment (“GSE”) along with commercial sales of GSE packs, End Rider packs, Class 2 packs and Class 1 packs.

We have evaluated our expected cash requirements over the next twelve months, which include, but are not limited to, investments in additional sales, marketing, and product development resources, capital expenditures, and working capital requirements and have determined that our existing cash resources are not sufficient to meet our anticipated needs during the next twelve months, and that additional financing is required to support current operations. Based on our current and planned levels of expenditure, we estimate that total financing proceeds of approximately $13,100,000 will be required to fund current and planned operations for the twelve months following the filing date of this Quarterly Report on Form 10-Q. In addition, we anticipate that further additional financing may be required to fund our business plan subsequent to that date, until such time as revenues and related cash flows become sufficient to support our operating costs.

We intend to continue to seek capital through the sale of equity securities through private or public placements and debt placements.

Although management believes that the additional required funding will be obtained, there is no guarantee we will be able to obtain the additional required funds on a timely basis or that funds will be available on terms acceptable to us. If such funds are not available when required, management will be required to curtail its investments in additional sales, marketing, and product development resources, and capital expenditures, which may have a material adverse effect on our future cash flows and results of operations, and our ability to continue operating as a going concern. The accompanying financial statements do not include any adjustments that would be necessary should we be unable to continue as a going concern and, therefore, be required to liquidate our assets and discharge our liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying condensed consolidated financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred an accumulated deficit of $26,662,000 through June 30, 2018 and a net loss of $6,965,000 for the year ended June 30, 2018. To date, our revenues and operating cash flows have not been sufficient to sustain our operations and we have relied on debt and equity financing to fund our operations. These factors raise substantial doubt about our ability to continue as a going concern for the twelve months following the date of our Annual Report on Form 10-K, September 26, 2018. Our ability to continue as a going concern is dependent upon our ability to raise additional capital on a timely basis until such time as revenues and related cash flows are sufficient to fund our operations.

Management has undertaken steps as part of a plan to improve operations with the goal of sustaining our operations. These steps include (a) developing additional products to cater to the Class 1 and Class 2 industrial equipment markets; and (b) expand our sales force throughout the United States. In that regard, the Company has increased its research and development efforts to focus on completing the development of energy storage solutions that can be used on larger fork lifts and has also doubled its sales force since December 2016 with personnel having significant experience in the industrial equipment handling industry.

Management also plans to raise additional required capital through the sale of equity securities through private placements, convertible debt placements and the utilization of our existing related-party credit facility.

We currently have a line of credit facility with our largest shareholder with a maximum principal amount available of $10,000,000. As of June 30, 2018 and September 26, 2018, an aggregate of $2,025,000 for both periods, respectively was available for future draws at the lender’s discretion. The related party credit facility matures on January 31, 2019, but may be further extended by the lender (see Note 6).

   We are also party to an additional line of credit facility with Esenjay which has a maximum borrowing amount of $5,000,000 and matures on March 31, 2019. The outstanding principal balance of the related party credit facility was $2,405,000 as of June 30, 2018 and September 26, 2018 for both periods, respectively with $2,595,000 available for future draws at the lender’s discretion.

Although management believes that the additional required funding will be obtained, there is no guarantee we will be able to obtain the additional required funds on a timely basis or that funds will be available on terms acceptable to us. If such funds are not available when required, management will be required to curtail its investments in additional sales and marketing and product development resources, and capital expenditures, which may have a material adverse effect on our future cash flows and results of operations, and our ability to continue operating as a going concern. The accompanying financial statements do not include any adjustments that would be necessary should we be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying consolidated financial statements.